Nuveen High Yield Income Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 96.0%
	CORPORATE BONDS – 73.7%
	Aerospace & Defense – 0.6%
$1,455	Bombardier Inc, 144A	7.125%	6/15/26	CCC	$1,523,385
2,250	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB-	2,478,353
3,705	Total Aerospace & Defense				4,001,738
	Air Freight & Logistics – 0.4%
2,475	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	2,524,079
	Airlines – 0.3%
425	Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 144A	5.750%	1/20/26	Ba3	456,284
675	United Airlines Inc, 144A	4.375%	4/15/26	Ba1	698,747
675	United Airlines Inc, 144A	4.625%	4/15/29	Ba1	698,625
1,775	Total Airlines				1,853,656
	Auto Components – 2.9%
4,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	4,116,920
1,800	Allison Transmission Inc, 144A	5.875%	6/01/29	BB	1,971,000
1,375	Alta Equipment Group Inc, 144A	5.625%	4/15/26	B-	1,410,984
1,850	Goodyear Tire & Rubber Co, 144A	5.000%	7/15/29	BB-	1,936,950
3,750	Goodyear Tire & Rubber Co, 144A	5.250%	7/15/31	BB-	3,918,750
1,000	IHO Verwaltungs GmbH, 144A, (cash 6.000%, PIK 6.750%)	6.000%	5/15/27	Ba2	1,047,500
3,325	NESCO Holdings II Inc, 144A	5.500%	4/15/29	B	3,470,468
17,100	Total Auto Components				17,872,572
	Automobiles – 2.9%
1,850	Ford Motor Co	4.750%	1/15/43	BB+	1,965,625
1,800	Ford Motor Credit Co LLC	4.125%	8/17/27	BB+	1,909,399
5,500	Ford Motor Credit Co LLC	5.113%	5/03/29	BB+	6,157,140
1,800	Ford Motor Credit Co LLC	4.000%	11/13/30	BB+	1,885,500
4,745	Ford Motor Credit Co LLC	3.625%	6/17/31	BB+	4,836,958
1,400	PM General Purchaser LLC, 144A	9.500%	10/01/28	B+	1,474,788
17,095	Total Automobiles				18,229,410
	Beverages – 0.8%
5,175	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	5,175,000
      0

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Building Products – 1.3%
$2,700	Hillman Group Inc/The, 144A	6.375%	7/15/22	CCC	$2,703,780
2,640	Park River Holdings Inc, 144A	6.750%	8/01/29	Caa1	2,673,000
1,715	SRS Distribution Inc, 144A	4.625%	7/01/28	B-	1,753,587
880	Standard Industries Inc/NJ, 144A	4.375%	7/15/30	BBB-	907,500
7,935	Total Building Products				8,037,867
	Chemicals – 2.1%
3,218	OCI NV, 144A	4.625%	10/15/25	BB	3,355,779
2,680	PQ Corp, 144A	5.750%	12/15/25	B	2,750,350
2,600	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	2,710,500
4,050	Tronox Inc, 144A	4.625%	3/15/29	B	4,090,419
12,548	Total Chemicals				12,907,048
	Commercial Services & Supplies – 3.5%
750	Allied Universal Holdco LLC / Allied Universal Finance Corp, 144A	6.625%	7/15/26	BB-	795,173
3,000	Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 144A	4.625%	6/01/28	BB-	3,002,350
2,600	GFL Environmental Inc, 144A	4.750%	6/15/29	B-	2,699,580
2,265	Madison IAQ LLC, 144A	4.125%	6/30/28	B1	2,287,650
500	Madison IAQ LLC, 144A	5.875%	6/30/29	Caa1	508,750
2,800	Pitney Bowes Inc, 144A	6.875%	3/15/27	N/R	2,957,500
3,225	Pitney Bowes Inc, 144A	7.250%	3/15/29	BB	3,426,562
880	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB-	853,600
5,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	5,318,750
21,020	Total Commercial Services & Supplies				21,849,915
	Communications Equipment – 0.3%
1,800	Viasat Inc, 144A	5.625%	4/15/27	BB+	1,878,894
	Consumer Finance – 0.9%
3,000	Navient Corp	4.875%	3/15/28	Ba3	3,015,000
2,850	OneMain Finance Corp	4.000%	9/15/30	BB-	2,825,062
5,850	Total Consumer Finance				5,840,062
	Distributors – 0.7%
3,050	BCPE Empire Holdings Inc, 144A	7.625%	5/01/27	CCC	3,123,505
1,400	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB-	1,377,600
4,450	Total Distributors				4,501,105
	Diversified Financial Services – 0.8%
925	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	6.250%	6/03/26	BB	966,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Financial Services (continued)
$4,040	OneMain Finance Corp	3.500%	1/15/27	BB-	$4,070,300
4,965	Total Diversified Financial Services				5,036,925
	Diversified Telecommunication Services – 2.6%
4,975	Altice France SA/France, 144A	5.125%	7/15/29	B	4,999,377
3,650	Avaya Inc, 144A	6.125%	9/15/28	BB-	3,906,595
1,790	Switch Ltd, 144A	4.125%	6/15/29	BB	1,836,988
700	Virgin Media Finance PLC, 144A	5.000%	7/15/30	B	707,203
880	Virgin Media Secured Finance PLC, 144A	4.500%	8/15/30	BB+	886,600
3,860	Vmed O2 UK Financing I PLC, 144A, (WI/DD)	4.750%	7/15/31	BB-	3,917,900
15,855	Total Diversified Telecommunication Services				16,254,663
	Electric Utilities – 0.5%
1,800	Bruce Mansfield Unit 1 2007 Pass Through Trust, (3)	6.850%	6/01/34	N/R	2,250
2,725	Edison International	5.375%		BB+	2,744,893
565	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	578,656
5,090	Total Electric Utilities				3,325,799
	Electronic Equipment, Instruments & Components – 1.4%
8,250	Imola Merger Corp, 144A	4.750%	5/15/29	BB	8,487,187
	Energy Equipment & Services – 0.9%
3,950	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	4,123,444
1,625	Genesis Energy LP / Genesis Energy Finance Corp	8.000%	1/15/27	B+	1,707,266
5,575	Total Energy Equipment & Services				5,830,710
	Entertainment – 0.3%
1,450	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	1,587,750
	Equity Real Estate Investment Trust – 2.8%
695	CTR Partnership LP / CareTrust Capital Corp, 144A	3.875%	6/30/28	BB+	709,678
2,500	Diversified Healthcare Trust	4.375%	3/01/31	BB	2,393,750
2,000	Iron Mountain Inc, 144A	4.875%	9/15/27	BB-	2,073,310
3,700	MPH Acquisition Holdings LLC, 144A, (4)	5.750%	11/01/28	B-	3,718,167
1,475	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	4.875%	5/15/29	B+	1,525,814
1,090	RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB-	1,100,900
1,175	Starwood Property Trust Inc, 144A	5.500%	11/01/23	BB+	1,230,813
2,675	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	4.750%	4/15/28	BB+	2,668,312
1,765	XHR LP, 144A	4.875%	6/01/29	B	1,822,363
17,075	Total Equity Real Estate Investment Trust				17,243,107

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food & Staples Retailing – 0.5%
$1,000	Chobani LLC / Chobani Finance Corp Inc, 144A	4.625%	11/15/28	B1	$1,036,250
1,620	New Albertsons LP	8.000%	5/01/31	B+	1,960,200
2,620	Total Food & Staples Retailing				2,996,450
	Food Products – 0.3%
1,575	Post Holdings Inc, 144A	4.625%	4/15/30	B+	1,601,507
	Gas Utilities – 0.1%
375	Suburban Propane Partners LP/Suburban Energy Finance Corp, 144A	5.000%	6/01/31	BB-	383,906
	Health Care Providers & Services – 5.6%
1,890	AHP Health Partners Inc, 144A, (WI/DD)	5.750%	7/15/29	CCC+	1,915,987
4,000	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	4,185,880
900	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	Ba3	970,614
1,800	DaVita Inc, 144A	4.625%	6/01/30	Ba3	1,850,796
1,750	Global Medical Response Inc, 144A	6.500%	10/01/25	B	1,800,313
3,650	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	3,693,800
2,250	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	2,193,750
900	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB-	938,250
5,750	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	5,468,595
4,500	Tenet Healthcare Corp, 144A	4.625%	6/15/28	B+	4,631,400
6,650	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	7,086,506
34,040	Total Health Care Providers & Services				34,735,891
	Hotels, Restaurants & Leisure – 5.4%
1,800	Boyd Gaming Corp, 144A	4.750%	6/15/31	B	1,867,500
6,000	Carnival Corp, 144A	5.750%	3/01/27	B+	6,285,000
1,000	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	1,043,750
1,225	Churchill Downs Inc, 144A	4.750%	1/15/28	B+	1,267,520
4,445	Cinemark USA Inc, 144A	5.250%	7/15/28	B	4,556,125
1,195	Constellation Merger Sub Inc, 144A	8.500%	9/15/25	Caa3	1,176,011
2,485	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	B2	2,540,913
700	International Game Technology PLC, 144A	4.125%	4/15/26	BB	728,875
2,000	Life Time Inc, 144A	5.750%	1/15/26	B-	2,072,500
1,280	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B1	1,297,600
2,150	NCL Corp Ltd, 144A	5.875%	3/15/26	B-	2,252,125
1,675	Playtika Holding Corp, 144A	4.250%	3/15/29	B	1,673,844
4,300	Scientific Games International Inc, 144A	8.625%	7/01/25	B-	4,708,500
1,000	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	1,032,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$1,200	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB-	$1,288,920
32,455	Total Hotels, Restaurants & Leisure				33,791,683
	Household Durables – 0.6%
3,425	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B-	3,576,043
	Household Products – 0.6%
3,600	Spectrum Brands Inc, 144A	5.000%	10/01/29	BB	3,816,000
	Independent Power & Renewable Electricity Producers – 0.3%
1,625	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	1,655,550
	Industrial Conglomerates – 1.5%
4,625	Icahn Enterprises LP / Icahn Enterprises Finance Corp, 144A	4.375%	2/01/29	BB	4,601,875
4,625	Icahn Enterprises LP / Icahn Enterprises Finance Corp, 144A	4.375%	2/01/29	BB	4,625,000
9,250	Total Industrial Conglomerates				9,226,875
	Insurance – 1.0%
3,700	Acrisure LLC / Acrisure Finance Inc, 144A	4.250%	2/15/29	B	3,653,750
1,100	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	1,116,489
1,345	Antero Resources Corp, 144A	5.375%	3/01/30	BB-	1,372,747
6,145	Total Insurance				6,142,986
	Interactive Media & Services – 0.0%
150	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	148,313
	Internet Software & Services – 0.2%
1,225	J2 Global Inc, 144A	4.625%	10/15/30	BB	1,268,243
	IT Services – 0.6%
3,725	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	3,853,662
	Leisure Products – 0.5%
3,200	Academy Ltd, 144A	6.000%	11/15/27	B+	3,420,000
	Media – 7.3%
2,025	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB+	2,108,458
5,650	CCO Holdings LLC / CCO Holdings Capital Corp	4.500%	5/01/32	BB+	5,854,812
5,005	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	5,181,859
1,600	CSC Holdings LLC, 144A	5.750%	1/15/30	B+	1,662,000
2,750	DISH DBS Corp	7.375%	7/01/28	B2	2,959,358

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)
$3,050	DISH DBS Corp, 144A	5.125%	6/01/29	B2	$3,011,661
2,800	Getty Images Inc, 144A	9.750%	3/01/27	CCC+	3,003,000
1,800	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	1,926,000
4	iHeartCommunications Inc	6.375%	5/01/26	B+	4,721
1,900	iHeartCommunications Inc	8.375%	5/01/27	CCC+	2,035,375
2,420	iHeartCommunications Inc, 144A	4.750%	1/15/28	B+	2,489,575
3,400	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	3,514,750
2,030	McGraw Hill LLC / McGraw-Hill Global Education Finance Inc, 144A	8.000%	11/30/24	CCC	2,077,705
1,950	Radiate Holdco LLC / Radiate Finance Inc, 144A	6.500%	9/15/28	CCC+	2,048,768
3,270	Sirius XM Radio Inc, 144A	4.000%	7/15/28	BB	3,368,100
2,275	Univision Communications Inc, 144A	4.500%	5/01/29	B1	2,292,063
1,800	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	1,935,000
43,729	Total Media				45,473,205
	Metals & Mining – 2.4%
2,000	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	2,179,400
2,180	Joseph T Ryerson & Son Inc, 144A	8.500%	8/01/28	B	2,419,800
3,350	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp, 144A	7.500%	6/15/25	BB-	3,479,142
1,850	Taseko Mines Ltd, 144A	7.000%	2/15/26	B-	1,928,625
3,000	United States Steel Corp, (4)	6.250%	3/15/26	B-	3,092,400
2,000	Warrior Met Coal Inc, 144A, (4)	8.000%	11/01/24	BB	2,030,000
14,380	Total Metals & Mining				15,129,367
	Mortgage Real Estate Investment Trust – 0.5%
3,110	Starwood Property Trust Inc, 144A, (WI/DD)	3.625%	7/15/26	Ba3	3,133,325
	Oil, Gas & Consumable Fuels – 11.1%
1,700	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB-	1,899,937
1,835	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.375%	6/15/29	BB-	1,912,987
750	Antero Resources Corp	5.000%	3/01/25	BB-	767,603
1,203	Antero Resources Corp, 144A	8.375%	7/15/26	BB-	1,368,412
4,770	Ascent Resources Utica Holdings LLC / ARU Finance Corp, 144A	5.875%	6/30/29	B	4,770,000
1,350	Buckeye Partners LP, 144A	4.125%	3/01/25	BB	1,398,937
3,750	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	3,731,250
4,050	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	6.000%	2/01/29	BB-	4,242,375
2,060	DT Midstream Inc, 144A	4.125%	6/15/29	BB+	2,091,580

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$550	DT Midstream Inc, 144A	4.375%	6/15/31	BB+	$561,985
2,900	Energean Israel Finance Ltd	5.875%	3/30/31	BB-	2,974,940
2,600	Energy Transfer LP	6.500%	12/31/99	BB	2,650,700
2,350	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	2,482,516
440	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB	490,600
3,075	EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	3,168,603
1,800	Hess Midstream Operations LP, 144A	5.125%	6/15/28	BB+	1,887,750
575	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	5.750%	2/01/29	BB-	599,438
550	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.000%	2/01/31	BB-	583,000
1,975	MEG Energy Corp, 144A	5.875%	2/01/29	BB-	2,058,937
960	Murphy Oil Corp	6.875%	8/15/24	BB+	981,600
3,150	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB-	3,218,670
2,800	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	2,940,000
1,150	NuStar Logistics LP	6.375%	10/01/30	BB-	1,270,635
3,600	Occidental Petroleum Corp	5.875%	9/01/25	Ba2	4,005,000
675	Occidental Petroleum Corp	5.500%	12/01/25	Ba2	745,889
2,750	Occidental Petroleum Corp	6.375%	9/01/28	Ba2	3,210,625
2,000	Occidental Petroleum Corp	8.875%	7/15/30	Ba2	2,674,780
750	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	755,543
1,400	SM Energy Co	5.625%	6/01/25	B	1,386,000
620	SM Energy Co, (4)	6.500%	7/15/28	B	637,050
3,700	Southwestern Energy Co, (4)	7.500%	4/01/26	BB	3,917,375
2,145	SunCoke Energy Inc, 144A	4.875%	6/30/29	BB	2,142,319
1,285	Western Midstream Operating LP	5.050%	2/01/30	BB	1,439,206
65,268	Total Oil, Gas & Consumable Fuels				68,966,242
	Personal Products – 0.8%
4,900	Coty Inc, 144A	5.000%	4/15/26	B	4,968,502
	Pharmaceuticals – 2.5%
2,750	Bausch Health Americas Inc, 144A	9.250%	4/01/26	B	2,991,175
2,610	Bausch Health Cos Inc, 144A	4.875%	6/01/28	BB	2,671,335
950	Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A	6.125%	4/01/29	B	931,000
2,775	ORGANON & CO/ORG, 144A	4.125%	4/30/28	BB	2,829,945
5,750	ORGANON & CO/ORG, 144A	5.125%	4/30/31	BB-	5,923,650
14,835	Total Pharmaceuticals				15,347,105
	Professional Services – 0.4%
2,400	ASGN Inc, 144A	4.625%	5/15/28	BB-	2,513,928

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Real Estate Management & Development – 1.0%
$1,675	Kennedy-Wilson Inc	4.750%	3/01/29	BB	$1,725,250
1,750	Kennedy-Wilson Inc	5.000%	3/01/31	BB	1,800,312
2,350	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	9.375%	4/01/27	B-	2,611,179
5,775	Total Real Estate Management & Development				6,136,741
	Software – 1.5%
1,800	Camelot Finance SA, 144A	4.500%	11/01/26	B1	1,883,250
5,830	Elastic NV, 144A	4.125%	7/15/29	B+	5,830,000
1,875	Rocket Software Inc, 144A	6.500%	2/15/29	CCC	1,860,525
9,505	Total Software				9,573,775
	Specialty Retail – 2.4%
2,425	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B-	2,403,781
2,650	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B-	2,616,875
1,850	L Brands Inc, 144A	6.625%	10/01/30	BB-	2,141,375
2,825	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB-	2,895,625
2,575	Magic Mergeco Inc, 144A	5.250%	5/01/28	Ba3	2,641,770
300	PetSmart Inc / PetSmart Finance Corp, 144A	4.750%	2/15/28	BB-	311,625
1,675	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	1,725,283
14,300	Total Specialty Retail				14,736,334
	Technology Hardware, Storage & Peripherals – 0.6%
1,880	Diebold Nixdorf Inc, (4)	8.500%	4/15/24	CCC	1,924,650
1,825	Diebold Nixdorf Inc, 144A	9.375%	7/15/25	B-	2,023,469
3,705	Total Technology Hardware, Storage & Peripherals				3,948,119
$444,505	Total Corporate Bonds (cost $445,071,905)				458,981,239

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 21.6% (5)
	Auto Components – 0.3%
$1,795	Truck Hero, Inc., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/24/28	B2	$1,798,086
	Banks – 0.0%
350	iQor US Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	N/R	359,602
	Beverages – 0.6%
3,684	Triton Water Holdings, Inc, Term Loan	4.500%	3-Month LIBOR	3.500%	3/31/28	B1	3,684,516
	Building Products – 0.4%
2,587	White Cap Buyer LLC, Term Loan B	4.500%	3-Month LIBOR	4.000%	10/19/27	B	2,594,787
	Commercial Services & Supplies – 1.5%
2,294	Amentum Government Services Holdings LLC, Term Loan B	3.604%	1-Month LIBOR	3.500%	1/31/27	B1	2,294,493
2,775	Prime Security Services Borrower, LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB-	2,775,652
4,265	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	4,276,317
9,334	Total Commercial Services & Supplies						9,346,462
	Communications Equipment – 0.4%
2,743	CommScope, Inc., Term Loan B	3.346%	1-Month LIBOR	3.250%	4/04/26	Ba3	2,734,942
	Diversified Financial Services – 0.9%
1,845	Getty Images, Inc., Term Loan B	4.625%	1-Month LIBOR	4.500%	2/19/26	B2	1,846,370
3,988	Verscend Holding Corp., Term Loan B	4.104%	1-Month LIBOR	4.000%	8/27/25	BB-	4,003,847
5,833	Total Diversified Financial Services						5,850,217
	Food & Staples Retailing – 0.8%
2,382	Chobani, LLC, Term Loan B	4.500%	1-Month LIBOR	3.500%	10/23/27	B-	2,391,683
137	H Food Holdings LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	137,579
2,358	H Food Holdings LLC, Term Loan B	3.792%	1-Month LIBOR	3.688%	5/31/25	B2	2,346,235
4,877	Total Food & Staples Retailing						4,875,497
	Health Care Providers & Services – 1.6%
2,793	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	2,758,293
5,043	Surgery Center Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	5,070,084
2,015	US Radiology Specialists, Inc., Term Loan	5.647%	3-Month LIBOR	5.500%	12/15/27	B-	2,029,986
9,851	Total Health Care Providers & Services						9,858,363
	Hotels, Restaurants & Leisure – 1.6%
368	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (cash 1.000%, PIK 5.000%)	6.000%	3-Month LIBOR	5.000%	12/29/25	B3	325,754
893	Carnival Corp, Term Loan B	8.500%	N/A	N/A	6/30/25	Ba2	894,478

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$2,788	ClubCorp Holdings, Inc., Term Loan B, (DD1)	2.897%	3-Month LIBOR	2.750%	9/18/24	B-	$2,685,047
1,850	Hilton Grand Vacations Borrower LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	1,853,182
2,363	IRB Holding Corp, Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B	2,365,902
1,850	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B-	1,861,562
10,112	Total Hotels, Restaurants & Leisure						9,985,925
	Household Durables – 0.6%
2,039	Apex Tool Group, LLC, Term Loan B	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	2,050,305
1,542	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	1,547,070
3,581	Total Household Durables						3,597,375
	Interactive Media & Services – 1.2%
4,386	Arches Buyer Inc., Term Loan B, (DD1)	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	4,380,824
2,843	Rackspace Technology Global, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,830,992
7,229	Total Interactive Media & Services						7,211,816
	Internet & Direct Marketing Retail – 0.2%
1,347	CNT Holdings I Corp, Term Loan	4.500%	3-Month LIBOR	3.750%	11/08/27	B	1,348,833
	Internet Software & Services – 0.2%
1,263	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	1,267,390
	IT Services – 1.9%
1,022	DTI Holdco, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	990,486
1,600	Intrado Corporation, Term Loan	5.000%	2-Month LIBOR	4.000%	10/10/24	BB-	1,568,432
2,738	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	BB-	2,683,884
6,423	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	6,371,982
11,783	Total IT Services						11,614,784
	Life Sciences Tools & Services – 0.1%
783	DiversiTech Holdings, Inc., Term Loan	4.250%	3-Month LIBOR	3.250%	12/17/24	B2	784,896
	Machinery – 0.8%
1,230	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,233,433
983	Blount International Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	986,741

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Machinery (continued)
$2,672	Engineered Machinery Holdings, Inc., Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	7/19/24	B2	$2,673,978
4,885	Total Machinery						4,894,152
	Media – 0.9%
423	Cablevision Lightpath LLC, Term Loan B	3.750%	1-Month LIBOR	3.250%	12/01/27	B+	423,615
3,092	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.686%	3-Month LIBOR	3.500%	8/21/26	B1	3,022,559
1,774	GCI, Inc., Term Loan B	3.500%	1-Month LIBOR	2.750%	10/15/25	Ba2	1,773,721
274	Radiate Holdco, LLC, Term Loan	4.250%	1-Month LIBOR	3.500%	9/25/26	B1	274,219
5,563	Total Media						5,494,114
	Oil, Gas & Consumable Fuels – 0.5%
649	Fieldwood Energy LLC, DIP Delayed Draw Term Loan, (3), (7)	6.375%	1-Month LIBOR	8.750%	8/05/21	N/R	674,953
3,913	Fieldwood Energy LLC, Exit Term Loan, First Lien, (3)	0.000%	N/A	N/A	4/11/22	N/R	2,112,784
3,520	Fieldwood Energy LLC, Term Loan, Second Lien, (3)	0.000%	N/A	N/A	4/11/23	N/R	352,046
8,082	Total Oil, Gas & Consumable Fuels						3,139,783
	Personal Products – 1.4%
3,010	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	2,992,628
7,263	Revlon Consumer Products Corporation, Term Loan B, (8)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	5,685,121
19	Revlon Consumer Products Corporation, Term Loan B, (8)	4.250%	1-Month LIBOR	3.500%	9/07/23	CC	14,922
10,292	Total Personal Products						8,692,671
	Pharmaceuticals – 1.6%
4,600	Bausch Health Companies Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	4,570,169
5,265	Jazz Financing Lux S.a.r.l., Term Loan, (DD1)	4.000%	1-Month LIBOR	3.500%	4/22/28	BB+	5,287,613
9,865	Total Pharmaceuticals						9,857,782
	Professional Services – 0.1%
895	Dun & Bradstreet Corporation (The), Term Loan	3.345%	1-Month LIBOR	3.250%	2/08/26	BB+	892,281
	Software – 2.7%
3,146	Blackboard, Inc., Term Loan B5	7.000%	3-Month LIBOR	6.000%	6/30/24	B1	3,161,681
945	Camelot U.S. Acquisition 1 Co., Incremental Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B1	947,122
2,487	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	2,487,577

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Software (continued)
$2,992	Finastra USA, Inc., Term Loan, First Lien	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	$2,949,658
969	iQor US Inc., Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	956,955
2,885	Polaris Newco LLC, Term Loan B	4.500%	6-Month LIBOR	4.000%	6/04/28	B2	2,897,088
1,675	SkillSoft Corporation, Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	1,679,291
1,625	SkillSoft Corporation, Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	1,629,169
16,724	Total Software						16,708,541
	Specialty Retail – 1.3%
2,820	Jo-Ann Stores LLC, Term Loan B	6.000%	1-Month LIBOR	5.000%	6/30/28	B2	2,805,900
1,032	Michaels Companies, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/15/28	Ba3	1,037,573
2,500	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	2,505,000
1,850	Staples, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	1,806,072
8,202	Total Specialty Retail						8,154,545
$141,660	Total Variable Rate Senior Loan Interests (cost $138,620,213)						134,747,360

Shares	Description (1)	Value
	COMMON STOCKS – 0.6%
	Banks – 0.1%
32,423	iQor US Inc, (9), (10)	$434,890
	Electric Utilities – 0.2%
38,861	Energy Harbor Corp, (9), (10), (11)	1,462,145
	Hotels, Restaurants & Leisure – 0.1%
86,730	24 Hour Fitness Worldwide Inc, (9)	227,666
182,331	24 Hour Fitness Worldwide Inc, (9), (10)	364,662
	Total Hotels, Restaurants & Leisure	592,328
	Internet & Direct Marketing Retail – 0.0%
652	Catalina Marketing Corp, (9), (10)	1,956
	Media – 0.0%
9,292	Tribune Co, (8), (10)	10
	Software – 0.2%
117,284	Skillsoft Corp, (8), (10)	896,924
	Total Common Stocks (cost $5,376,625)	3,388,253

Shares	Description (1)	Value
	WARRANTS – 0.1%
	Communications Equipment – 0.1%
45,063	Avaya Holdings Corp, (9)	$360,504
	Total Warrants (cost $4,643,893)	360,504

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
14,531	Fieldwood Energy Inc, (9), (10)	$14
2,935	Fieldwood Energy Inc, (9), (10)	3
	Total Common Stock Rights (cost $414,741)	17
	Total Long-Term Investments (cost $594,127,377)	597,477,373

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.5%
	MONEY MARKET FUNDS – 2.5%
15,708,093	State Street Navigator Securities Lending Government Money Market Portfolio, (12)	0.020% (13)	$15,708,093
	Total Investments Purchased with Collateral from Securities Lending (cost $15,708,093)		15,708,093

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 4.8%
	INVESTMENT COMPANIES – 4.8%
30,099,105	BlackRock Liquidity Funds T-Fund	0.000% (14)	$30,099,105
	Total Short-Term Investments (cost $30,099,105)		30,099,105
	Total Investments (cost $639,934,575) – 103.3%		643,284,571
	Other Assets Less Liabilities – (3.3)%		(20,684,516)
	Net Assets – 100%		$622,600,055
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen High Yield Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$458,981,239	$ —	$458,981,239
Variable Rate Senior Loan Interests	—	129,047,317	5,700,043	134,747,360
Common Stocks	—	2,491,319	896,934	3,388,253
Warrants	—	360,504	—	360,504
Common Stock Rights	—	17	—	17
Investments Purchased with Collateral from Securities Lending	15,708,093	—	—	15,708,093
Short-Term Investments:
Investment Companies	30,099,105	—	—	30,099,105
Total	$45,807,198	$590,880,396	$6,596,977	$643,284,571
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$12,844	$9	$3
Gains (losses):
Net realized gains (losses)	(2,585,377)	–	1
Change in net unrealized appreciation (depreciation)	5,914,627	292,016	(3)
Purchases at cost	–	604,909	–
Sales at proceeds	(48,959)	–	(1)
Net discounts (premiums)	281,773	–	–
Transfers into	2,125,135	–	–
Transfers (out of)	–	–	–
Balance at the end of period	$5,700,043	$896,934	$ –
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$5,914,627	$292,016	$ –
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Tribune Co are priced at a placeholder value; (2) Skillsoft Corp are priced at an amortized discount applied to the closing price of the common shares. Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted average of par recovery and level being quoted by Markit.
The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Variable Rate Senior Loan Interests	$ —	$ —	$ —	$(5,700,043)	$5,700,043	$ —

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $15,380,203.
(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(12)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(13)	The rate shown is the one-day yield as of the end of the reporting period.
(14)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Floating Rate Income Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 97.9%
	VARIABLE RATE SENIOR LOAN INTERESTS – 82.7% (2)
	Aerospace & Defense – 1.1%
$6,881	Maxar Technologies Ltd., Term Loan B	2.854%	1-Month LIBOR	2.750%	10/05/24	B	$6,827,768
1,375	TransDigm, Inc., Term Loan E	2.354%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,356,739
1,799	TransDigm, Inc., Term Loan F	2.354%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,774,897
10,055	Total Aerospace & Defense						9,959,404
	Airlines – 1.7%
3,028	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	3,160,330
2,652	Allegiant Travel Company, Term Loan	3.156%	3-Month LIBOR	3.000%	2/05/24	BB-	2,641,969
532	American Airlines, Inc., Incremental Term Loan	2.073%	1-Month LIBOR	2.000%	12/14/23	Ba3	519,997
83	American Airlines, Inc., Repriced Term Loan B	2.096%	1-Month LIBOR	2.000%	4/28/23	Ba3	81,035
3,856	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	3,786,607
790	Mileage Plus Holdings LLC, Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	844,763
2,275	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	2,405,960
1,750	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	1,775,401
14,966	Total Airlines						15,216,062
	Auto Components – 1.0%
3,000	Adient US LLC, Term Loan B	3.604%	1-Month LIBOR	3.500%	4/08/28	BB-	3,005,160
2,271	Clarios Global LP, Term Loan B	3.354%	1-Month LIBOR	3.250%	4/30/26	B1	2,255,297
1,671	DexKo Global Inc., Term Loan	4.500%	1-Month LIBOR	3.500%	7/24/24	B1	1,674,417
1,746	Les Schwab Tire Centers, Term Loan B	4.250%	6-Month LIBOR	3.500%	11/02/27	B	1,748,898
8,688	Total Auto Components						8,683,772
	Automobiles – 0.4%
2,314	Navistar International Corporation, Term Loan B, First Lien	3.600%	2-Month LIBOR	3.500%	11/06/24	Ba2	2,318,232
1,515	Wand NewCo 3, Inc., Term Loan	3.104%	1-Month LIBOR	3.000%	2/05/26	B1	1,499,548
3,829	Total Automobiles						3,817,780
	Banks – 0.0%
293	iQor US Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	N/R	300,509
	Beverages – 0.4%
1,066	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B+	1,072,663

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Beverages (continued)
$2,625	Triton Water Holdings, Inc, Term Loan	4.500%	3-Month LIBOR	3.500%	3/31/28	B1	$2,625,872
3,691	Total Beverages						3,698,535
	Biotechnology – 0.0%
2	Grifols Worldwide Operations USA, Inc., Term Loan B	2.088%	1-Week LIBOR	2.000%	11/15/27	BB+	1,731
	Building Products – 0.4%
1,476	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	1,478,330
213	LBM Acquisition LLC, Delayed Draw Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	B+	211,508
957	LBM Acquisition LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	12/17/27	B+	951,788
1,315	Quikrete Holdings, Inc., Term Loan, First Lien	2.604%	1-Month LIBOR	2.500%	1/31/27	BB-	1,304,820
3,961	Total Building Products						3,946,446
	Capital Markets – 0.5%
507	Klockner-Pentaplast of America, Inc., Term Loan B	5.250%	3-Month LIBOR	4.750%	2/09/26	B	511,081
126	Lions Gate Capital Holdings LLC, Term Loan A	1.854%	1-Month LIBOR	1.750%	3/22/23	Ba2	124,694
2,918	Sequa Mezzanine Holdings L.L.C., Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	2,945,210
707	Sequa Mezzanine Holdings L.L.C., Term Loan, Second Lien, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	697,197
4,258	Total Capital Markets						4,278,182
	Chemicals – 0.4%
660	ASP Unifrax Holdings Inc, Term Loan B	3.897%	3-Month LIBOR	3.750%	12/14/25	B-	653,047
834	Atotech B.V., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	830,316
1,050	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	1,048,688
884	Lonza Specialty Ingredients, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	886,210
392	PQ Performance Chemicals, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	392,980
3,820	Total Chemicals						3,811,241
	Commercial Services & Supplies – 3.9%
998	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	1,008,722
2,560	CCRR Parent, Inc, Term Loan B	5.000%	3-Month LIBOR	4.250%	3/05/28	B	2,578,406
7,819	Delta 2 (LUX) S.a.r.l., Term Loan, (DD1)	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	7,796,455

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$1,429	Garda World Security Corporation, Term Loan B	4.350%	1-Month LIBOR	4.250%	10/30/26	BB+	$1,437,945
3,512	GFL Environmental Inc., Term Loan	3.500%	1-Month LIBOR	3.000%	5/30/25	BB-	3,518,243
1,250	Herman Miller Inc, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,251,562
441	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	436,613
750	Madison IAQ LLC, (WI/DD)	TBD	TBD	TBD	TBD	B1	751,290
708	PAE Holding Corporation, Term Loan B	5.250%	1-Month LIBOR	4.500%	10/19/27	B	711,179
2,991	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	1-Month LIBOR	2.750%	9/23/26	BB-	2,992,121
1,170	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	3-Month LIBOR	2.750%	9/23/26	BB-	1,169,802
2,339	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	6-Month LIBOR	2.750%	9/23/26	BB-	2,339,605
1,000	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	1,002,815
1,241	Trans Union, LLC, Term Loan B5	1.854%	1-Month LIBOR	1.750%	11/13/26	BBB-	1,234,529
3,766	Travelport Finance S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	3.500%	3-Month LIBOR	2.500%	2/28/25	B-	3,959,867
1,241	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	BB+	1,205,799
794	WEX Inc., Term Loan	2.354%	1-Month LIBOR	2.250%	4/01/28	Ba2	788,891
34,009	Total Commercial Services & Supplies						34,183,844
	Communications Equipment – 1.8%
2,500	Avaya, Inc., Term Loan B	4.323%	1-Month LIBOR	4.250%	12/15/27	BB-	2,510,675
4,386	CommScope, Inc., Term Loan B	3.346%	1-Month LIBOR	3.250%	4/04/26	Ba3	4,373,139
650	Delta TopCo, Inc., Term Loan, Second Lien	8.000%	3-Month LIBOR	7.250%	12/01/28	CCC	660,563
100	MetroNet Systems Holdings, LLC, Delayed Draw Term Loan, (5)	0.000%	3-Month LIBOR	4.000%	6/02/28	B2	100,263
900	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	3-Month LIBOR	4.000%	6/02/28	B2	902,362
557	MLN US HoldCo LLC, Term Loan, First Lien	4.586%	1-Month LIBOR	4.500%	11/30/25	B3	512,801
1,831	Plantronics Inc, Term Loan B	2.593%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,799,899
3,838	Riverbed Technology, Inc., Term Loan B	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	3,655,792
1,018	Univision Communications Inc., Term Loan C5	2.854%	1-Month LIBOR	2.750%	3/15/24	B	1,017,966
496	Windstream Services, LLC, Exit Term Loan B	7.250%	1-Month LIBOR	6.250%	9/21/27	BB	498,527
16,276	Total Communications Equipment						16,031,987
	Construction & Engineering – 0.7%
750	AECOM Technology Corporation , Term Loan B	1.854%	1-Month LIBOR	1.750%	4/13/28	BBB-	750,705

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Construction & Engineering (continued)
$1,055	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	$1,068,187
1,750	Brown Group Holding, LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	6/07/28	B+	1,743,000
1,000	Osmose Utilities Services, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	997,500
1,395	Traverse Midstream Partners LLC, Term Loan	6.500%	1-Month LIBOR	5.500%	9/27/24	B	1,404,085
5,950	Total Construction & Engineering						5,963,477
	Containers & Packaging – 0.5%
2,279	Berry Global, Inc., Term Loan Z	1.827%	1-Month LIBOR	1.750%	7/01/26	BBB-	2,264,734
331	TricorBraun Holdings, Inc., Delayed Draw Term Loan, (5)	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	329,459
1,474	TricorBraun Holdings, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	1,464,720
4,084	Total Containers & Packaging						4,058,913
	Distributors – 0.4%
1,750	HD Supply Waterworks, Ltd., Refinanced Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,742,353
1,719	Univar Solutions USA Inc. Term Loan B6, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,718,157
3,469	Total Distributors						3,460,510
	Diversified Consumer Services – 0.0%
17	Cengage Learning, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	6/07/23	B	16,652
	Diversified Financial Services – 0.9%
484	Avaya, Inc., DIP Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	486,075
2,270	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	461,023
1,229	Lions Gate Capital Holdings LLC, Term Loan B	2.354%	1-Month LIBOR	2.250%	3/24/25	Ba2	1,224,130
1,250	Syncsort Incorporated, Term Loan, First Lien	5.000%	3-Month LIBOR	4.250%	3/04/28	N/R	1,250,625
4,946	Verscend Holding Corp., Term Loan B	4.104%	1-Month LIBOR	4.000%	8/27/25	BB-	4,965,915
10,179	Total Diversified Financial Services						8,387,768
	Diversified Telecommunication Services – 2.0%
717	Altice France S.A., Term Loan B12	3.871%	3-Month LIBOR	3.687%	1/31/26	B	712,750
9,043	Altice France S.A., Term Loan B13	4.155%	3-Month LIBOR	4.000%	8/14/26	B	9,042,193
520	CenturyLink, Inc., Term Loan B	2.354%	1-Month LIBOR	2.250%	3/15/27	BBB-	514,016
1,234	Connect Finco Sarl, Term Loan B	4.500%	1-Month LIBOR	3.500%	12/12/26	B+	1,237,467
2,757	Frontier Communications Corp., DIP Exit Term Loan	4.500%	1-Month LIBOR	3.750%	10/08/27	BB+	2,763,015
496	Frontier Communications Corp., DIP Exit Term Loan	4.500%	1-Month LIBOR	3.750%	10/08/27	B3	497,343

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$750	Intelsat Jackson Holdings S.A., Term Loan B4, (6)	8.750%	Prime	5.500%	1/02/24	N/R	$765,626
1,299	Intelsat Jackson Holdings S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	1,325,024
1,001	MTN Infrastructure TopCo Inc, Term Loan B, First Lien	4.000%	1-Month LIBOR	3.000%	11/17/24	B	1,001,593
17,817	Total Diversified Telecommunication Services						17,859,027
	Electric Utilities – 0.1%
904	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	905,504
	Electrical Equipment – 0.4%
677	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	669,240
2,800	Ingram Micro Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	2,808,316
3,477	Total Electrical Equipment						3,477,556
	Electronic Equipment, Instruments & Components – 0.1%
967	TTM Technologies, Inc., Term Loan	2.592%	1-Month LIBOR	2.500%	9/28/24	BB+	965,979
	Energy Equipment & Services – 0.1%
620	Petroleum Geo-Services ASA, Term Loan	7.703%	3-Month LIBOR	7.500%	3/19/24	N/R	580,587
	Entertainment – 1.5%
433	AMC Entertainment Holdings, Inc. , Term Loan B, (DD1)	3.086%	1-Month LIBOR	3.000%	4/22/26	B-	408,220
339	Crown Finance US, Inc., Incremental Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	296,488
1,297	Crown Finance US, Inc., Term Loan	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	1,146,604
1,339	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	2.610%	1-Month LIBOR	2.500%	7/03/25	BB-	1,338,114
4,250	Metro-Goldwyn-Mayer Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	4,265,937
3,631	NASCAR Holdings, Inc, Term Loan B, (DD1)	2.854%	1-Month LIBOR	2.750%	10/18/26	BB	3,618,211
1,813	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	2.854%	1-Month LIBOR	2.750%	5/16/25	B	1,783,764
13,102	Total Entertainment						12,857,338
	Equity Real Estate Investment Trust – 0.0%
23	Realogy Group LLC, Term Loan A	1.843%	1-Month LIBOR	1.750%	2/08/25	Ba1	22,388
	Food & Staples Retailing – 0.7%
120	H Food Holdings LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	120,851

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food & Staples Retailing (continued)
$3,068	H Food Holdings LLC, Term Loan B, (DD1)	3.792%	1-Month LIBOR	3.688%	5/31/25	B2	$3,053,640
1,667	Shearer's Foods, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	8/01/27	B2	1,670,102
955	US Foods, Inc., Term Loan B	1.854%	1-Month LIBOR	1.750%	6/27/23	BB-	946,676
5,810	Total Food & Staples Retailing						5,791,269
	Health Care Equipment & Supplies – 0.8%
731	Agiliti Health, Inc, Incremental Term Loan	3.500%	1-Month LIBOR	2.750%	1/04/26	B+	731,395
2,441	Agiliti Health, Inc, Term Loan	2.875%	1-Month LIBOR	2.750%	1/04/26	B+	2,430,576
1,484	Carestream Health, Inc., Term Loan	7.750%	3-Month LIBOR	6.750%	5/08/23	B1	1,489,397
323	Lifescan Global Corporation, Term Loan, First Lien	6.202%	3-Month LIBOR	6.000%	10/01/24	B	320,800
1,226	Viant Medical Holdings, Inc., Term Loan, First Lien	3.854%	1-Month LIBOR	3.750%	7/02/25	B3	1,192,973
837	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	722,352
7,042	Total Health Care Equipment & Supplies						6,887,493
	Health Care Providers & Services – 7.6%
1,496	ADMI Corp., Term Loan B2	3.250%	1-Month LIBOR	2.750%	12/23/27	B	1,481,602
4,901	AHP Health Partners, Inc., Term Loan	4.750%	1-Month LIBOR	3.750%	6/30/25	B1	4,918,253
368	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	363,779
1,203	Albany Molecular Research, Inc., Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	8/30/24	B	1,205,795
2,270	BW NHHC Holdco, Inc., Term Loan, First Lien	5.155%	3-Month LIBOR	5.000%	5/15/25	Caa1	2,094,990
2,158	Envision Healthcare Corporation, Term Loan, First Lien	3.854%	1-Month LIBOR	3.750%	10/10/25	CCC+	1,854,219
1,685	EyeCare Partners, LLC, Term Loan	3.854%	1-Month LIBOR	3.750%	2/20/27	B	1,673,118
1,762	Gates Global LLC, Term Loan B3	3.500%	1-Month LIBOR	2.750%	3/31/27	B+	1,760,577
324	Gentiva Health Services, Inc., Term Loan	2.875%	1-Month LIBOR	2.750%	7/02/25	B+	323,509
2,992	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	3,009,333
496	Global Medical Response, Inc., Term Loan B2	5.250%	6-Month LIBOR	4.250%	3/14/25	B	498,091
1,315	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	1,326,302
3,296	Phoenix Guarantor Inc, Term Loan B	3.341%	1-Month LIBOR	3.250%	3/05/26	B1	3,273,364
998	Phoenix Guarantor Inc, Term Loan B3	3.573%	1-Month LIBOR	3.500%	3/05/26	B1	992,857
196	Quorum Health Corporation, Term Loan, (6)	9.250%	3-Month LIBOR	8.250%	4/29/25	B-	199,210
20,787	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (DD1)	3.854%	1-Month LIBOR	3.750%	11/16/25	B1	20,763,301
4,257	Select Medical Corporation, Term Loan B	2.360%	1-Month LIBOR	2.250%	3/06/25	Ba2	4,225,570

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$750	Sound Inpatient Physicians, Term Loan B	3.500%	1-Month LIBOR	3.000%	6/28/25	Ba3	$749,535
12,796	Surgery Center Holdings, Inc., Term Loan, (DD1)	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	12,864,676
2,771	Team Health Holdings, Inc., Term Loan, First Lien	3.750%	1-Month LIBOR	2.750%	2/06/24	B	2,699,716
1,517	US Radiology Specialists, Inc., Term Loan	5.647%	3-Month LIBOR	5.500%	12/15/27	B-	1,528,755
68,338	Total Health Care Providers & Services						67,806,552
	Health Care Technology – 0.9%
1,888	Carestream Health, Inc., Term Loan, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	1,854,479
4,255	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	4,254,779
2,022	Zelis Healthcare Corporation, Term Loan	3.592%	1-Month LIBOR	3.500%	9/30/26	B	2,018,921
8,165	Total Health Care Technology						8,128,179
	Hotels, Restaurants & Leisure – 9.2%
6,109	1011778 B.C. Unlimited Liability Company, Term Loan B4, (DD1)	1.854%	1-Month LIBOR	1.750%	11/19/26	BB+	6,035,349
322	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (cash 1.000%, PIK 5.000%)	6.000%	3-Month LIBOR	5.000%	12/29/25	B3	285,648
1,383	Alterra Mountain Company, Term Loan B	5.500%	1-Month LIBOR	4.500%	8/01/26	B	1,387,691
2,901	Alterra Mountain Company, Term Loan B1	2.854%	1-Month LIBOR	2.750%	7/31/24	B	2,871,607
1,611	Boyd Gaming Corporation, Term Loan B3	2.338%	1-Week LIBOR	2.250%	9/15/23	BB	1,610,806
7,296	Caesars Resort Collection, LLC, Term Loan B, First Lien	2.854%	1-Month LIBOR	2.750%	12/22/24	B+	7,242,659
1,861	Caesars Resort Collection, LLC, Term Loan B1	4.604%	1-Month LIBOR	4.500%	7/20/25	B+	1,869,079
2,733	Carnival Corp, Term Loan B, (DD1)	8.500%	1-Month LIBOR	7.500%	6/30/25	Ba2	2,736,688
1,610	Churchill Downs Incorporated, Incremental Term Loan B1	2.110%	1-Month LIBOR	2.000%	3/17/28	BBB-	1,600,191
246	Churchill Downs Incorporated, Term Loan B	2.110%	1-Month LIBOR	2.000%	12/27/24	BBB-	245,019
5,908	CityCenter Holdings, LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	5,867,840
5,522	ClubCorp Holdings, Inc., Term Loan B	2.897%	3-Month LIBOR	2.750%	9/18/24	B-	5,317,315
353	Crown Finance US, Inc., Term Loan B1, (cash 7.000%, PIK 8.250%), (DD1)	7.000%	3-Month LIBOR	7.000%	5/23/24	B-	446,563
4,711	Equinox Holdings, Inc., Term Loan, First Lien	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	4,529,418
583	Equinox Holdings, Inc., Term Loan, Second Lien	8.500%	3-Month LIBOR	7.000%	3/08/25	CC	527,615
8	Four Seasons Holdings, Inc., Term Loan B	2.104%	1-Month LIBOR	2.000%	11/30/23	BB+	8,272
12,576	Golden Nugget, Inc., Incremental Term Loan B, (DD1)	3.250%	2-Month LIBOR	2.500%	10/04/23	B	12,498,109

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$26	Golden Nugget, Inc., Initial Term Loan	13.000%	3-Month LIBOR	12.000%	10/04/23	N/R	$29,596
2,500	Hilton Grand Vacations Borrower LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	2,504,300
3,621	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B-	3,643,556
1,042	Playtika Holding Corp, Term Loan	2.854%	1-Month LIBOR	2.750%	3/11/28	BB	1,039,073
4,806	Scientific Games International, Inc., Term Loan B5, (DD1)	2.854%	1-Month LIBOR	2.750%	8/14/24	B+	4,777,391
6,335	SeaWorld Parks & Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	6,299,747
5,568	Stars Group Holdings B.V. (The), Incremental Term Loan	3.647%	3-Month LIBOR	3.500%	7/10/25	BBB-	5,579,085
1,555	Station Casinos LLC, Term Loan B	2.250%	1-Month LIBOR	2.250%	2/08/27	BB-	1,539,050
1,296	Wyndham Hotels & Resorts, Inc., Term Loan B	1.854%	1-Month LIBOR	1.750%	5/30/25	BB+	1,286,096
82,482	Total Hotels, Restaurants & Leisure						81,777,763
	Household Durables – 0.6%
1,806	Apex Tool Group, LLC, Term Loan B	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	1,815,732
1,250	Osmosis Debt Merger Sub, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	1,254,688
93	Serta Simmons Bedding, LLC, Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B	93,984
1,737	Serta Simmons Bedding, LLC, Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	1,664,767
746	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	748,582
5,632	Total Household Durables						5,577,753
	Household Products – 0.2%
1,688	Reynolds Group Holdings Inc. , Term Loan	2.854%	1-Month LIBOR	2.750%	2/05/23	B+	1,685,660
	Independent Power & Renewable Electricity Producers – 0.3%
666	Calpine Corporation, Term Loan B10	2.104%	1-Month LIBOR	2.000%	8/12/26	BB+	658,132
1,119	Calpine Corporation, Term Loan B5	2.610%	1-Month LIBOR	2.500%	12/16/27	BB+	1,112,489
1,085	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	1,084,943
2,870	Total Independent Power & Renewable Electricity Producers						2,855,564
	Industrial Conglomerates – 0.4%
3,000	Education Adisory Board, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	3,000,630

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Industrial Conglomerates (continued)
$649	Emerald Expositions Holding, Inc., Term Loan B	2.604%	1-Month LIBOR	2.500%	5/22/24	B	$627,432
3,649	Total Industrial Conglomerates						3,628,062
	Insurance – 1.5%
3,797	Acrisure, LLC, Term Loan B	3.604%	3-Month LIBOR	3.500%	2/15/27	B	3,761,847
1,474	Alliant Holdings Intermediate, LLC, Term Loan B	3.354%	1-Month LIBOR	3.250%	5/10/25	B	1,459,643
750	Alliant Holdings Intermediate, LLC, Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	B	752,239
831	Asurion LLC, Term Loan B6	3.104%	1-Month LIBOR	3.000%	11/03/23	Ba3	827,579
402	Asurion LLC, Term Loan B8	3.354%	1-Month LIBOR	3.250%	12/23/26	Ba3	397,988
1,652	Hub International Limited, Term Loan B	2.926%	3-Month LIBOR	2.750%	4/25/25	B	1,635,468
984	USI, Inc., Incremental Term Loan B	3.397%	3-Month LIBOR	3.250%	12/02/26	B	976,546
3,386	USI, Inc., Repriced Term Loan	3.147%	3-Month LIBOR	3.000%	5/16/24	B	3,358,585
13,276	Total Insurance						13,169,895
	Interactive Media & Services – 1.3%
572	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	571,450
728	Mission Broadcasting, Inc., Term Loan B	2.604%	1-Month LIBOR	2.500%	6/03/28	BBB-	724,815
10,141	Rackspace Technology Global, Inc., Term Loan, (DD1)	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	10,098,524
11,441	Total Interactive Media & Services						11,394,789
	Internet & Direct Marketing Retail – 0.1%
1,000	CNT Holdings I Corp, Term Loan	4.500%	3-Month LIBOR	3.750%	11/08/27	B	1,001,640
	Internet Software & Services – 1.1%
794	Banff Merger Sub Inc, Term Loan	3.854%	1-Month LIBOR	3.750%	10/02/25	B2	790,174
5,620	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	5,640,329
3,157	IGT Holding IV AB, Term Loan	4.250%	3-Month LIBOR	3.750%	3/29/28	B	3,172,873
9,571	Total Internet Software & Services						9,603,376
	IT Services – 2.4%
1,345	Ahead Data Blue, LLC, Term Loan B	4.500%	2-Month LIBOR	3.750%	10/16/27	B+	1,349,410
735	DTI Holdco, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	9/30/23	CCC+	712,853
575	Intrado Corporation, Term Loan, (DD1)	5.000%	1-Month LIBOR	4.000%	10/10/24	BB-	563,176
3,201	Intrado Corporation, Term Loan, (DD1)	5.000%	2-Month LIBOR	4.000%	10/10/24	BB-	3,137,112
1,759	Intrado Corporation, Term Loan, (DD1)	5.000%	3-Month LIBOR	4.000%	10/10/24	BB-	1,723,698
1,319	KBR, Inc., Term Loan B	2.854%	1-Month LIBOR	2.750%	2/07/27	Ba1	1,319,993
1,750	McAfee, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	1,751,531
1,550	NeuStar, Inc., Term Loan B4	4.750%	3-Month LIBOR	3.500%	8/08/24	B+	1,516,474
1,515	NeuStar, Inc., Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/08/25	CCC	1,460,588

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services (continued)
$399	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	$398,314
4,759	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	4,721,395
763	Syniverse Holdings, Inc., Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	751,872
2,193	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	2,198,737
21,863	Total IT Services						21,605,153
	Leisure Products – 0.4%
2,744	Hayward Industries, Inc., Term Loan, (DD1)	3.250%	1-Month LIBOR	2.750%	5/28/28	BB-	2,740,162
1,000	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	997,500
3,744	Total Leisure Products						3,737,662
	Life Sciences Tools & Services – 2.9%
5,604	ICON Luxembourg Sarl, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	5,619,134
1,396	Indigo Merger Sub, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,400,011
16,194	Parexel International Corporation, Term Loan B, (DD1)	2.845%	1-Month LIBOR	2.750%	9/27/24	B2	16,124,260
2,983	PPD, Inc., Initial Term Loan	2.750%	1-Month LIBOR	2.250%	1/13/28	Ba2	2,983,802
26,177	Total Life Sciences Tools & Services						26,127,207
	Machinery – 0.7%
1,329	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,332,108
455	Gardner Denver, Inc., Term Loan B	2.854%	1-Month LIBOR	2.750%	1/31/27	BB+	455,318
990	Star US Bidco LLC, Term Loan B	5.250%	1-Month LIBOR	4.250%	3/17/27	B-	990,624
1,990	Vertical Midco GmbH, Term Loan B	4.478%	6-Month LIBOR	4.250%	7/31/27	B1	1,995,405
1,782	Vertiv Group Corporation, Term Loan B	2.836%	1-Month LIBOR	2.750%	3/02/27	B+	1,773,917
6,546	Total Machinery						6,547,372
	Marine – 0.2%
2,676	HGIM Corp., Exit Term Loan	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	1,993,594
	Media – 9.2%
3,000	Cable One, Inc., Term Loan B4	2.104%	1-Month LIBOR	2.000%	5/03/28	BB+	2,994,375
1,517	Cablevision Lightpath LLC, Term Loan B	3.750%	1-Month LIBOR	3.250%	12/01/27	B+	1,520,030
284	Checkout Holding Corp., Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	271,784
481	Checkout Holding Corp., Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	246,164

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$11,115	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.686%	3-Month LIBOR	3.500%	8/21/26	B1	$10,864,939
6,427	CSC Holdings, LLC, Incremental Term Loan	2.323%	1-Month LIBOR	2.250%	1/15/26	BB	6,349,742
5,264	CSC Holdings, LLC, Term Loan B1, (DD1)	2.323%	1-Month LIBOR	2.250%	7/17/25	BB	5,204,113
3,621	CSC Holdings, LLC, Term Loan B5	2.573%	1-Month LIBOR	2.500%	4/15/27	BB	3,594,515
881	Diamond Sports Group, LLC, Term Loan	3.360%	1-Month LIBOR	3.250%	8/24/26	B2	537,267
539	GCI, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	538,887
995	Gray Television, Inc., Term Loan B	2.342%	1-Month LIBOR	2.250%	2/07/24	BB+	990,828
507	Gray Television, Inc., Term Loan C	2.592%	1-Month LIBOR	2.500%	1/02/26	BB+	505,388
21	Houghton Mifflin Harcourt Publishers Inc, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	21,065
8,649	iHeartCommunications, Inc., Term Loan, (DD1)	3.104%	1-Month LIBOR	3.000%	5/01/26	B+	8,585,533
4,576	Intelsat Jackson Holdings S.A., DIP Term Loan, (6)	6.500%	3-Month LIBOR	5.500%	7/13/21	N/R	4,615,823
12,942	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	Prime	4.750%	11/27/23	N/R	13,179,052
1,805	LCPR Loan Financing LLC, Term Loan B, (DD1)	3.823%	1-Month LIBOR	3.750%	10/15/28	BB+	1,811,035
6,905	McGraw-Hill Global Education Holdings, LLC, Term Loan B	5.750%	1-Month LIBOR	4.750%	11/01/24	BB	6,925,026
228	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB-	233,001
1,106	Meredith Corporation, Term Loan B2	2.604%	1-Month LIBOR	2.500%	1/31/25	BB-	1,102,967
2,507	Nexstar Broadcasting, Inc., Term Loan B3	2.345%	1-Month LIBOR	2.250%	1/17/24	BBB-	2,501,433
1,288	Radiate Holdco, LLC, Term Loan	4.250%	1-Month LIBOR	3.500%	9/25/26	B1	1,290,308
1,570	Sinclair Television Group Inc., Term Loan B1	2.350%	1-Month LIBOR	2.250%	1/03/24	Ba2	1,558,570
2,219	Virgin Media Bristol LLC, Term Loan N, (DD1)	2.573%	1-Month LIBOR	2.500%	1/31/28	BB+	2,201,592
1,010	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	1,010,583
2,621	Ziggo Financing Partnership, Term Loan I	2.573%	1-Month LIBOR	2.500%	4/30/28	BB	2,596,133
82,078	Total Media						81,250,153
	Multiline Retail – 0.4%
165	Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	165,722
725	Belk, Inc., Term Loan, (cash 5.135%, PIK 8.000%)	13.135%	3-Month LIBOR	13.000%	7/31/25	CCC-	563,686

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Multiline Retail (continued)
$2,815	EG America LLC, Term Loan	4.146%	3-Month LIBOR	4.000%	2/05/25	B-	$2,800,164
3,705	Total Multiline Retail						3,529,572
	Office Electronics – 0.0%
315	Pitney Bowes Inc., Term Loan B	4.110%	1-Month LIBOR	4.000%	3/19/28	BBB-	315,683
	Oil, Gas & Consumable Fuels – 2.5%
440	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	433,180
4,066	Buckeye Partners, L.P., Term Loan B	2.354%	1-Month LIBOR	2.250%	11/01/26	BBB-	4,043,468
447	Citgo Petroleum Corporation, Term Loan B	7.250%	6-Month LIBOR	6.250%	3/28/24	BB	450,466
470	Delek US Holdings, Inc., Incremental Term Loan B	6.500%	1-Month LIBOR	5.500%	3/30/25	BB+	472,541
1,531	Delek US Holdings, Inc., Term Loan B	2.354%	1-Month LIBOR	2.250%	3/30/25	BB+	1,498,493
400	DT Midstream Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa2	401,178
2,578	Fieldwood Energy LLC, DIP Delayed Draw Term Loan, (5), (6)	6.375%	1-Month LIBOR	8.750%	8/05/21	N/R	2,681,194
15,542	Fieldwood Energy LLC, Exit Term Loan, First Lien, (6)	0.000%	N/A	N/A	4/11/22	N/R	8,392,851
5,342	Fieldwood Energy LLC, Term Loan, Second Lien, (6)	0.000%	N/A	N/A	4/11/23	N/R	534,232
4,175	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	3,555,650
34,991	Total Oil, Gas & Consumable Fuels						22,463,253
	Paper & Forest Products – 0.3%
1,285	Asplundh Tree Expert, LLC, Term Loan B	1.854%	1-Month LIBOR	1.750%	9/04/27	BBB-	1,282,493
1,774	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	1,789,899
3,059	Total Paper & Forest Products						3,072,392
	Personal Products – 1.1%
1,000	Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	1,003,375
1,020	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	1,023,830
4,356	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	4,331,095
11	Revlon Consumer Products Corporation, Term Loan B, (DD1), (7)	4.250%	1-Month LIBOR	3.500%	9/07/23	CC	8,356
4,067	Revlon Consumer Products Corporation, Term Loan B, (DD1), (7)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	3,183,407
10,454	Total Personal Products						9,550,063
	Pharmaceuticals – 4.8%
2,649	Alphabet Holding Company, Inc., Term Loan, First Lien	3.604%	1-Month LIBOR	3.500%	9/26/24	B2	2,648,690

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$437	Alphabet Holding Company, Inc., Term Loan, Second Lien	7.854%	1-Month LIBOR	7.750%	8/15/25	Caa1	$439,482
9,307	Bausch Health Companies Inc., Term Loan B, (DD1)	3.104%	1-Month LIBOR	3.000%	6/02/25	BB	9,277,124
1,227	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	1,231,127
931	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	3-Month LIBOR	5.000%	3/25/28	B	901,482
2,431	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	2,443,406
5,876	Jazz Financing Lux S.a.r.l., Term Loan, (DD1)	4.000%	1-Month LIBOR	3.500%	4/22/28	BB+	5,901,238
1,569	Mallinckrodt International Finance S.A., Term Loan B, (6)	6.250%	1-Month LIBOR	5.500%	2/24/25	D	1,525,705
10,185	Mallinckrodt International Finance S.A., Term Loan B, First Lien, (DD1), (6)	6.000%	6-Month LIBOR	5.250%	9/24/24	D	9,911,349
8,000	Organon & Co, Term Loan, (DD1)	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	8,018,360
42,612	Total Pharmaceuticals						42,297,963
	Professional Services – 0.9%
3,727	Ceridian HCM Holding Inc., Term Loan B	2.594%	1-Week LIBOR	2.500%	4/30/25	B+	3,677,135
739	Creative Artists Agency, LLC , Term Loan B	3.854%	1-Month LIBOR	3.750%	11/26/26	B	737,195
1,185	Dun & Bradstreet Corporation (The), Term Loan	3.345%	1-Month LIBOR	3.250%	2/08/26	BB+	1,180,785
613	Nielsen Consumer Inc., Term Loan B	4.080%	1-Month LIBOR	4.000%	3/05/28	BB	615,379
1,501	Nielsen Finance LLC, Term Loan B4	2.081%	1-Month LIBOR	2.000%	10/04/23	BBB-	1,500,914
7,765	Total Professional Services						7,711,408
	Real Estate Management & Development – 0.9%
3,026	Brookfield Property REIT Inc., Term Loan A2	3.104%	1-Month LIBOR	3.000%	8/24/23	BB+	3,006,720
1,748	Forest City Enterprises, L.P., Term Loan B	3.604%	1-Month LIBOR	3.500%	12/07/25	B2	1,709,963
2,993	North American Lifting Holdings, Inc., Term Loan	7.500%	3-Month LIBOR	6.500%	10/16/24	B+	3,130,903
7,767	Total Real Estate Management & Development						7,847,586
	Road & Rail – 0.9%
904	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	903,024
2,483	Fly Funding II S.a.r.l., Term Loan B	1.920%	3-Month LIBOR	1.750%	8/09/25	BB+	2,447,776
1,232	Genesee & Wyoming Inc. (New), Term Loan	2.147%	3-Month LIBOR	2.000%	12/30/26	BB+	1,224,983
1,993	Hertz Corporation, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,994,330
376	Hertz Corporation, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	375,669

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Road & Rail (continued)
$1,166	XPO Logistics, Inc., Term Loan B	1.881%	3-Month LIBOR	1.750%	2/23/25	BBB-	$1,162,459
8,154	Total Road & Rail						8,108,241
	Semiconductors & Semiconductor Equipment – 0.3%
168	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	3-Month LIBOR	3.500%	6/30/24	CCC	141,173
165	MACOM Technology Solutions Holdings, Inc., Term Loan	2.354%	1-Month LIBOR	2.250%	5/19/24	Ba2	164,676
1,234	ON Semiconductor Corporation, Term Loan B	2.104%	1-Month LIBOR	2.000%	9/19/26	Baa3	1,230,573
1,240	Ultra Clean Holdings, Inc, Term Loan B	3.854%	1-Month LIBOR	3.750%	8/27/25	B1	1,244,235
2,807	Total Semiconductors & Semiconductor Equipment						2,780,657
	Software – 8.0%
1,471	Applied Systems, Inc., Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	9/19/24	B2	1,469,572
1,322	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	1,331,249
2,359	Blackboard, Inc., Term Loan B5	7.000%	3-Month LIBOR	6.000%	6/30/24	B1	2,371,075
1,374	By Crown Parent, LLC, Term Loan B1	4.000%	1-Month LIBOR	3.000%	1/30/26	B1	1,375,154
995	Camelot U.S. Acquisition 1 Co., Incremental Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B1	996,970
2,073	Camelot U.S. Acquisition 1 Co., Term Loan B	3.104%	1-Month LIBOR	3.000%	10/31/26	B1	2,066,258
2,500	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	2,508,863
1,276	Emerald TopCo Inc, Term Loan	3.685%	1-Month LIBOR	3.500%	7/25/26	B	1,270,172
5,764	Epicor Software Corporation, Term Loan, (DD1)	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	5,764,704
6,337	Finastra USA, Inc., Term Loan, First Lien	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	6,247,974
562	Greenway Health, LLC, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	533,176
7,824	Informatica LLC, Term Loan B, (DD1)	3.354%	1-Month LIBOR	3.250%	2/14/27	B1	7,788,197
1,750	Informatica LLC, Term Loan, Second Lien	7.125%	N/A	N/A	2/25/25	CCC+	1,792,656
809	iQor US Inc., Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	799,699
1,322	IQVIA Inc., Term Loan B3	1.897%	3-Month LIBOR	1.750%	6/11/25	BBB-	1,315,775
624	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	633,414
1,193	MA FinanceCo., LLC, Term Loan B3	2.854%	1-Month LIBOR	2.750%	6/21/24	BB	1,182,010
2,696	McAfee, LLC, Term Loan B	3.846%	1-Month LIBOR	3.750%	9/29/24	BB	2,699,509
1,869	Perforce Software, Inc., Term Loan B	3.854%	1-Month LIBOR	3.750%	7/01/26	B2	1,856,777
1,750	Polaris Newco LLC, Term Loan B	4.500%	6-Month LIBOR	4.000%	6/04/28	B2	1,757,333
4,224	Proofpoint Inc., First Lien, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB-	4,205,541
1,710	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	1,706,905
8,052	Seattle Spinco, Inc., Term Loan B3	2.854%	1-Month LIBOR	2.750%	6/21/24	BB	7,981,943
1,468	SkillSoft Corporation, Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	1,471,489

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$525	SkillSoft Corporation, Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	$526,579
3,940	Sophia, L.P., Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	3,948,508
951	SS&C European Holdings Sarl, Term Loan B4	1.854%	1-Month LIBOR	1.750%	4/16/25	BB+	941,325
1,252	SS&C Technologies Inc., Term Loan B3	1.854%	1-Month LIBOR	1.750%	4/16/25	BB+	1,238,972
1,172	SS&C Technologies Inc., Term Loan B5	1.854%	1-Month LIBOR	1.750%	4/16/25	BB+	1,161,121
1,756	Ultimate Software Group, Inc., Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	1,760,461
291	Ultimate Software Group, Inc., Incremental Term Loan, Second Lien	7.500%	3-Month LIBOR	6.750%	5/03/27	Caa1	296,949
71,211	Total Software						71,000,330
	Specialty Retail – 2.1%
1,275	Academy, LTD., Term Loan, First Lien	5.750%	1-Month LIBOR	5.000%	5/01/69	N/R	1,283,173
100	American Tire Distributors Holdings, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	9/01/21	N/R	100,183
892	American Tire Distributors Holdings, Inc., Term Loan	8.500%	1-Month LIBOR	7.500%	9/01/21	N/R	894,449
2,189	Birkenstock US BidCo Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	2,192,645
1,869	Jo-Ann Stores, Inc., Term Loan	6.000%	3-Month LIBOR	5.000%	10/16/23	B	1,869,700
240	LBM Acquisition LLC, Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	B+	238,019
479	LBM Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	476,038
1,307	Mattress Firm Inc, Term Loan B	6.250%	6-Month LIBOR	5.250%	11/25/27	B+	1,330,187
9,263	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	9,281,526
660	Staples, Inc., Term Loan	5.176%	3-Month LIBOR	5.000%	4/12/26	B	644,279
18,274	Total Specialty Retail						18,310,199
	Technology Hardware, Storage & Peripherals – 0.4%
1,366	NCR Corporation, Term Loan	2.690%	3-Month LIBOR	2.500%	8/28/26	BB+	1,353,593
997	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	1,002,139

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Technology Hardware, Storage & Peripherals (continued)
$1,032	Tech Data Corporation, Term Loan	3.604%	1-Month LIBOR	3.500%	7/01/25	BBB-	$1,035,147
3,395	Total Technology Hardware, Storage & Peripherals						3,390,879
	Textiles, Apparel & Luxury Goods – 0.2%
1,496	Canada Goose, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	10/07/27	BB	1,504,666
	Transportation Infrastructure – 0.2%
1,758	Atlantic Aviation FBO Inc., Term Loan B	3.845%	1-Month LIBOR	3.750%	12/06/25	BB	1,759,493
	Unknown Industry – 0.5%
4,150	Cengage Learning, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	4,160,396
	Wireless Telecommunication Services – 0.4%
1,525	Altice Financing SA, Term Loan, First Lien	2.900%	3-Month LIBOR	2.750%	1/31/26	B	1,501,185
1,750	GOGO Intermediate Holdings LLC, Term Loan B, (DD1)	4.500%	3-Month LIBOR	3.750%	4/30/28	B-	1,749,562
3,275	Total Wireless Telecommunication Services						3,250,747
$753,693	Total Variable Rate Senior Loan Interests (cost $736,885,209)						734,107,856

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 13.2%
	Auto Components – 0.3%
$500	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	$514,615
2,210	Adient US LLC, 144A	9.000%	4/15/25	BB-	2,433,762
2,710	Total Auto Components				2,948,377
	Chemicals – 0.2%
1,500	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	1,563,750
	Commercial Services & Supplies – 1.0%
2,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.250%	4/15/24	BB-	2,143,060
6,500	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB-	7,180,355
8,500	Total Commercial Services & Supplies				9,323,415
	Communications Equipment – 0.7%
2,500	CommScope Inc, 144A	6.000%	3/01/26	Ba3	2,639,250
1,000	CommScope Inc, 144A	8.250%	3/01/27	B3	1,068,800
2,000	Viasat Inc, 144A	6.500%	7/15/28	BB-	2,132,920
5,500	Total Communications Equipment				5,840,970

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Diversified Telecommunication Services – 1.2%
$4,024	Avaya Inc, 144A	6.125%	9/15/28	BB-	$4,306,887
3,900	Lumen Technologies Inc	5.800%	3/15/22	BB	4,013,451
2,500	Lumen Technologies Inc	6.750%	12/01/23	BB	2,772,450
10,424	Total Diversified Telecommunication Services				11,092,788
	Electric Utilities – 0.5%
5,340	Bruce Mansfield Unit 1 2007 Pass Through Trust, (6)	6.850%	6/01/34	N/R	6,675
497	Pacific Gas and Electric Co	3.150%	1/01/26	BBB-	512,313
1,218	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	1,303,148
497	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	496,943
1,907	Pacific Gas and Electric Co	4.450%	4/15/42	BBB-	1,888,020
9,459	Total Electric Utilities				4,207,099
	Energy Equipment & Services – 0.7%
6,300	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	6,457,500
	Equity Real Estate Investment Trust – 0.7%
5,565	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	5,961,506
	Gas Utilities – 0.0%
250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	246,250
250	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	CCC+	226,875
500	Total Gas Utilities				473,125
	Health Care Equipment & Supplies – 0.5%
4,000	Legacy LifePoint Health LLC, 144A	6.750%	4/15/25	B1	4,262,600
	Health Care Providers & Services – 2.3%
1,500	AHP Health Partners Inc, 144A	9.750%	7/15/26	CCC+	1,613,700
585	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	B	630,337
350	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	389,393
1,000	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	1,046,470
1,901	HCA Inc	5.375%	2/01/25	Baa3	2,144,328
6,586	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	6,665,032
500	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	538,125
1,000	Tenet Healthcare Corp	4.625%	7/15/24	B+	1,014,700
2,500	Tenet Healthcare Corp, 144A	4.625%	9/01/24	BB-	2,565,900
2,500	Tenet Healthcare Corp, 144A	4.875%	1/01/26	B+	2,593,000
1,000	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,065,640
19,422	Total Health Care Providers & Services				20,266,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Hotels, Restaurants & Leisure – 1.8%
$9,730	Caesars Entertainment Inc, 144A	6.250%	7/01/25	B1	$10,313,800
1,000	Caesars Resort Collection LLC / CRC Finco Inc, 144A	5.250%	10/15/25	CCC+	1,012,500
630	Carnival Corp, 144A	11.500%	4/01/23	Ba2	709,002
2,400	MGM Resorts International	7.750%	3/15/22	BB	2,508,480
1,500	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.500%	3/01/25	BB-	1,615,290
15,260	Total Hotels, Restaurants & Leisure				16,159,072
	Insurance – 0.1%
1,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	1,014,990
	Media – 1.3%
1,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.000%	2/01/28	BB+	1,048,750
3,000	CSC Holdings LLC, 144A	5.500%	4/15/27	BB	3,150,150
1,705	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	B2	1,103,987
2,000	DISH DBS Corp	5.000%	3/15/23	B2	2,093,260
2,000	DISH DBS Corp	5.875%	11/15/24	B2	2,147,500
1,000	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	1,070,000
5	iHeartCommunications Inc	6.375%	5/01/26	B+	5,519
2	iHeartCommunications Inc	8.375%	5/01/27	CCC+	2,009
715	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	21,271
1,250	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,378,125
12,677	Total Media				12,020,571
	Oil, Gas & Consumable Fuels – 0.6%
282	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B-	281,295
972	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	9.250%	7/15/24	BB-	1,069,200
1,500	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,530,000
500	Gulfport Energy Operating Corp, 144A	8.000%	5/17/26	BB-	532,600
1,500	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	1,575,000
4,754	Total Oil, Gas & Consumable Fuels				4,988,095
	Pharmaceuticals – 0.7%
5,000	Bausch Health Cos Inc, 144A	9.000%	12/15/25	B	5,361,500
481	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B	491,741
5,481	Total Pharmaceuticals				5,853,241

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Road & Rail – 0.3%
$2,050	Hertz Corp/The, 144A	7.625%	6/01/22	N/R	$2,290,875
	Specialty Retail – 0.3%
400	Party City Holdings Inc, 144A	8.750%	2/15/26	CCC+	427,000
2,200	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	2,425,500
2,600	Total Specialty Retail				2,852,500
$117,702	Total Corporate Bonds (cost $114,427,242)				117,577,099

Shares	Description (1)	Value
	COMMON STOCKS – 1.9%
	Banks – 0.0%
28,137	iQor US Inc, (8), (9)	$377,402
	Communications Equipment – 0.0%
24,672	Windstream Services PE LLC, (8), (9)	363,912
	Construction & Engineering – 0.0%
5,622	TNT Crane & Rigging Inc, (7), (9)	5
3,171	TNT Crane & Rigging Inc, (8), (9)	54,700
	Total Construction & Engineering	54,705
	Diversified Consumer Services – 0.1%
17,726	Cengage Learning Holdings II Inc, (8), (9)	388,501
	Diversified Telecommunication Services – 0.0%
18,781	Windstream Services PE LLC, (8), (9)	281,715
	Electric Utilities – 0.5%
115,290	Energy Harbor Corp, (8), (9), (10)	4,337,787
	Energy Equipment & Services – 0.0%
76,990	Transocean Ltd, (9)	347,995
5,884	Vantage Drilling International, (8), (9)	20,964
	Total Energy Equipment & Services	368,959
	Health Care Providers & Services – 0.0%
61,430	Millennium Health LLC, (7), (9)	63,887
57,666	Millennium Health LLC, (7), (9)	54,206
	Total Health Care Providers & Services	118,093
	Hotels, Restaurants & Leisure – 0.1%
76,044	24 Hour Fitness Worldwide Inc, (8)	199,615
159,883	24 Hour Fitness Worldwide Inc, (8), (9)	319,766
	Total Hotels, Restaurants & Leisure	519,381

Shares	Description (1)	Value
	Internet & Direct Marketing Retail – 0.0%
7,503	Catalina Marketing Corp, (8), (9)	$22,509
	Marine – 0.0%
1,018	ACBL HLDG CORP, (8), (9)	28,504
	Media – 0.3%
856,349	Clear Channel Outdoor Holdings Inc, (9)	2,260,761
7	Cumulus Media Inc, (9)	103
	Total Media	2,260,864
	Multiline Retail – 0.0%
99	Belk Inc, (8), (9)	2,475
	Oil, Gas & Consumable Fuels – 0.8%
93,044	California Resources Corp, (9)	2,804,346
131,011	California Resources Corp, (7), (9)	3,948,672
3,891	Whiting Petroleum Corp, (9)	212,254
	Total Oil, Gas & Consumable Fuels	6,965,272
	Software – 0.1%
109,622	Skillsoft Corp, (7), (9)	838,328
	Total Common Stocks (cost $24,378,782)	16,928,407

Shares	Description (1)	Value
	WARRANTS – 0.1%
	Communications Equipment – 0.0%
16,108	Avaya Holdings Corp, (8)	$128,864
	Marine – 0.1%
1,071	ACBL HLDG CORP, (8)	29,988
3,984	ACBL HLDG CORP, (8)	99,600
3,029	ACBL HLDG CORP, (8)	110,559
15,936	American Commercial Barge Line LLC, (7)	5,147
24,020	Total Marine	245,294
	Industrial Conglomerates – 0.0%
12,116	American Commercial Barge Line LLC, (7)	5,222
	Oil, Gas & Consumable Fuels – 0.0%
500	California Resources Corp	3,840
	Entertainment – 0.0%
90,106	Cineworld Warrant, (8)	41,449
	Total Warrants (cost $1,606,921)	424,669

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0%
	Marine – 0.0%
3,789	ACBL HLDG CORP, (8), (9)	0.000%	N/R	$94,725
4,313	ACBL HLDG CORP, (8), (9)	0.000%	N/R	157,424
	Total Marine			252,149
	Total Convertible Preferred Securities (cost $230,061)			252,149

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
18,956	Fieldwood Energy Inc, (8), (9)	$19
3,829	Fieldwood Energy Inc, (8), (9)	4
	Total Common Stock Rights (cost $541,053)	23
	Total Long-Term Investments (cost $878,069,268)	869,290,203

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 6.2%
	INVESTMENT COMPANIES – 6.2%
55,399,619	BlackRock Liquidity Funds T-Fund	0.000% (11)	$55,399,619
	Total Short-Term Investments (cost $55,399,619)		55,399,619
	Total Investments (cost $933,468,887) – 104.1%		924,689,822
	Other Assets Less Liabilities – (4.1)%		(36,349,427)
	Net Assets – 100%		$888,340,395
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$730,916,093	$3,191,763	$734,107,856
Corporate Bonds	—	117,577,099	—	117,577,099
Common Stocks	5,625,459	6,397,850	4,905,098	16,928,407
Warrants	3,840	410,460	10,369	424,669
Convertible Preferred Securities	—	252,149	—	252,149
Common Stock Rights	—	23	—	23
Short-Term Investments:
Investment Companies	55,399,619	—	—	55,399,619
Total	$61,028,918	$855,553,674	$8,107,230	$924,689,822
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$4,438	$126,430	$3
Gains (losses):
Net realized gains (losses)	(924,806)	–	–
Change in net unrealized appreciation (depreciation)	2,788,464	(557,094)	10,367
Purchases at cost	–	5,335,762	–
Sales at proceeds	(21,957)	–	(1)
Net discounts (premiums)	156,823	–	–
Transfers into	1,188,801	–	–
Transfers (out of)	–	–	–
Balance at the end of period	$3,191,763	$4,905,098	$10,369
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$2,788,464	$(557,094)	$10,369
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Skillsoft Corp are priced at an amortized discount applied to the closing price of the common shares; (2) Millennium Health LLC are priced at trust net assets; (3) California Resources Corp are priced equal to the common shares; (4) TNT Crane & Rigging Inc. are priced at a placeholder value. Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted average of par recovery and level being quoted by Markit. Warrants categorized as Level 3 are utilizing a weighted average cash value with a 25% discount applied.
The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Variable Rate Senior Loan Interests	$ —	$ —	$ —	$(3,191,763)	$3,191,763	$ —

Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT	Real Estate Investment Trust
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.